Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. - Assets and liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Accounts receivable	$ 726,865	$ 242,357
Prepayments	380,837	107,759
Property, plant and equipment	12,608,287	1,897,748
Intangible assets	23,446,256	259,102
Total assets	43,482,281	8,046,003
Trade and other payables	4,491,284	680,328
Lease liability			$ 2,418,706
Total liabilities	8,841,821	$ 10,247,425
Bophelo Bio Science and Wellness (Pty) Ltd.
Loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Cash	800,794
Accounts receivable	23,651
Prepayments	625,606
Property, plant and equipment	2,042,641
Right-of-use assets	1,888,715
Intangible assets	227,704
Total assets	5,609,111
Trade and other payables	124,740
Lease liability	2,570,939
Balance	342,378
Total liabilities	3,038,057
Net assets	$ 2,571,054